Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies
(2)
Summary of Significant Accounting Policies
(a)
Basis of Presentation

The accompanying financial statements have been prepared on the modified cash basis, which is a comprehensive basis of accounting other than U.S. generally accepted accounting principles (“GAAP”), and is an acceptable method of reporting under Department of Labor regulations. The modified cash basis of accounting utilizes the cash basis of accounting while carrying investments at fair value and recording investment income (loss) on the accrual basis. Consequently, contributions are recognized when received rather than when earned, and expenses are recognized when paid rather than when the obligation is incurred. As of December 31, 2025, all employee contributions had been remitted to the trust and $174,613 of employer contributions were not remitted to the trust for the 2025 Plan year. As of December 31, 2024, all employee contributions had been remitted to the trust and $154,086 of employer contributions were not remitted to the trust for the 2024 Plan year. There were no material excess deferrals as of December 31, 2025 or 2024. Under GAAP, these amounts would have been reflected as accounts receivable and accounts payable, respectively.

Certain other receivables are recorded in the statements of net assets available for benefits to reflect the accrued income, pending settlements and other transactions.

(b)
Use of Estimates

The preparation of financial statements requires Plan management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and disclosure of contingent assets and liabilities, and changes therein. Actual results could differ from those estimates.

(c)
Investment Valuation and Income Recognition

Investments are reported at fair value. Purchases and sales of investments are recorded on a trade date basis. Net appreciation (depreciation) in fair value of investments includes realized gains and losses on investments sold during the year as well as net appreciation (depreciation) of the investments held at the end of the year. Interest and dividend income is accrued in the period earned.

The Plan invests in investment contracts through The Invesco Stable Value Retirement Fund which is a common trust fund that primarily invests in guaranteed investment contracts (“GICs”) and synthetic GICs and is presented at fair value as of December 31, 2025 and 2024.

(d)
Contributions

Contributions from Plan participants and the matching contributions from the Company are recorded in the year in which they are deposited in the trust.

(e)
Notes Receivable from Participants

Notes receivable from participants represent loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest.

(f)
Benefit Payments

Payments to participants are recorded as the benefits are paid.